Earnings Per Share (Tables)	3 Months Ended
Mar. 31, 2014
Earnings Per Share [Abstract]
Reconciliation Of Net Income Attributable To Ensco Shares
The following table is a reconciliation of net income attributable to Ensco shares used in our basic and diluted EPS computations for the quarters ended March 31, 2014 and 2013 (in millions):

	2014	2013
Net income attributable to Ensco	$292.5	$317.1
Net income allocated to non-vested share awards	(3.0)	(3.3)
Net income attributable to Ensco shares	$289.5	$313.8

Reconciliation Of Weighted-Average Shares Used In Earnings Per Share Computations
following table is a reconciliation of the weighted-average shares used in our basic and diluted EPS computations for the quarters ended March 31, 2014 and 2013 (in millions):

	2014	2013
Weighted-average shares - basic	231.3	230.3
Potentially dilutive shares	.1	.3
Weighted-average shares - diluted	231.4	230.6

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